FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Fair Values And Balance Sheet Locations Of Derivative Instruments

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	December 31 2012	December 31 2011	Balance Sheet Location	December 31 2012	December 31 2011
	(Millions of Dollars)
Derivatives designated as cash flow hedging instruments:

Interest rate swap contracts		$—	$—	Other current liabilities	$(10)	$(36)
				Other noncurrent liabilities	—	(8)
Commodity contracts	Other current liabilities	2	—	Other current liabilities	(1)	(16)
Foreign currency contracts	Other current liabilities	—	3		—	—

		$2	$3		$(11)	$(60)

Derivatives not designated as cash flow hedging instruments:

Foreign currency contracts		$—	$—	Other current liabilities	$(10)	$—

Effect Of Company's Derivative Instruments On Consolidated Statement Of Operations

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)
Interest rate swap contracts	$(4)	Interest expense, net	$(38)
Commodity contracts	7	Cost of products sold	(10)
Foreign currency contracts	(2)	Cost of products sold	1

	$1		$(47)

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income on Derivatives	Amount of Loss Recognized in Income on Derivatives
		(Millions of Dollars)
Foreign currency contracts	Other expense, net	$(10)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2011:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
		(Millions of Dollars)
Interest rate swap contracts	$(13)	Interest expense, net	$(39)		$—
Commodity contracts	(22)	Cost of products sold	5	Other expense, net	(1)
Foreign currency contracts	3	Cost of products sold	—		—

	$(32)		$(34)		$(1)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2010:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)
Interest rate swap contracts	$(58)	Interest expense, net	$(38)
Commodity contracts	16	Cost of products sold	9
Foreign currency contracts	1	Cost of products sold	1

	$(41)		$(28)

Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	Amount of Gain Recognized in Income on Derivatives
		(Millions of Dollars)
Commodity contracts	Cost of products sold	$1